Short-term borrowings	12 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Short-term borrowings
17. Short-term borrowings
Short-term borrowings mainly comprised of money market borrowings which are unsecured and are utilized by the Bank for its operations. Short-term borrowings as of March 31, 2025 and March 31, 2026 comprised the following:

	As of March 31,
	2025		2026		2026
	(In millions)
Borrowed in the call market	Rs.	9,763.7	Rs.	3,311.7	US$	35.3
Term borrowings from institutions/banks		1,080,206.2		972,415.3		10,363.6
Foreign currency borrowings		216,043.2		328,152.0		3,497.3
Bills rediscounted		—		45,769.4		487.8

Total	Rs.	1,306,013.1	Rs.	1,349,648.4	US$	14,384.0

Total borrowings outstanding:
Maximum amount outstanding	Rs.	1,790,800.5	Rs.	1,444,995.3	US$	15,400.1
Average amount outstanding	Rs.	1,360,759.8	Rs.	1,223,313.3	US$	13,037.5
Weighted average interest rate		6.7%		5.4%		5.4%